Share-Based Compensation - Equity Award Modification (Details) - Severance agreement - USD ($) $ in Millions		3 Months Ended
	Jan. 10, 2024	Mar. 31, 2024
Share-Based Compensation
Share based payment award, options, vested, number of shares	67,525
Share based payment award, equity instruments other than options, vested in period	40,515
Share based payment arrangement, expense reversal		$ 0.1